Submission	12 Months Ended
Dec. 31, 2025
Submission [Line Items]
Central Index Key	0001434647
Registrant Name	Zevra Therapeutics, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A